United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/15

Date of Reporting Period: Quarter ended 01/31/15

Item 1. Schedule of Investments

Federated Muni and Stock Advantage Fund
Portfolio of Investments
January 31, 2015 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—40.0%
	Consumer Discretionary—2.8%
106,378	Coach, Inc.	$3,956,198
377,111	Corus Entertainment, Inc., Class B	6,401,420
26,700	Garmin Ltd.	1,398,012
58,873	Kohl's Corp.	3,515,895
77,205	National CineMedia, Inc.	1,111,752
484,150	Regal Entertainment Group, Class A	10,244,614
105,809	Six Flags Entertainment Corp.	4,545,555
18,881	Tupperware Brands Corp.	1,276,544
	TOTAL	32,449,990
	Consumer Staples—6.7%
308,755	Altria Group, Inc.	16,394,890
28,854	Campbell Soup Co.	1,319,782
138,983	ConAgra Foods, Inc.	4,924,168
115,510	Kellogg Co.	7,575,146
45,730	Kimberly-Clark Corp.	4,937,011
287,719	Koninklijke Ahold NV, ADR	5,201,960
45,810	Kraft Foods Group, Inc.	2,993,225
120,630	Lorillard, Inc.	7,914,534
123,523	Philip Morris International, Inc.	9,911,486
217,240	Reynolds American, Inc.	14,761,458
	TOTAL	75,933,660
	Energy—3.1%
131,870	BP PLC, ADR	5,120,512
175,444	HollyFrontier Corp.	6,301,948
122,831	Kinder Morgan, Inc.	5,042,213
148,622	Royal Dutch Shell PLC, Class A, ADR	9,132,822
179,415	Total SA, ADR	9,241,667
	TOTAL	34,839,162
	Financials—2.8%
8,598	Bank of Hawaii Corp.	485,443
66,196	Bank of Montreal	3,804,946
23,744	Cincinnati Financial Corp.	1,199,309
59,640	Mercury General Corp.	3,408,426
46,345	MetLife, Inc.	2,155,043
311,670	Old Republic International Corp.	4,375,847
89,523	Royal Bank of Canada, Montreal	5,066,107
384,139	Sun Life Financial, Inc.	11,743,129
	TOTAL	32,238,250
	Health Care—5.5%
112,279	AbbVie, Inc.	6,776,037
57,218	AstraZeneca PLC, ADR	4,064,767
215,264	GlaxoSmithKline PLC, ADR	9,471,616
149,665	Lilly (Eli) & Co.	10,775,880
183,603	Merck & Co., Inc.	11,067,589
339,824	PDL BioPharma, Inc.	2,477,317

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Health Care—continued
477,072	Pfizer, Inc.	$14,908,500
60,899	Sanofi, ADR	2,806,835
	TOTAL	62,348,541
	Industrials—4.3%
216,050	BAE Systems PLC, ADR	6,557,117
40,455	Boeing Co.	5,880,943
479,831	Donnelley (R.R.) & Sons Co.	7,902,817
41,000	Emerson Electric Co.	2,334,540
54,726	Lockheed Martin Corp.	10,308,737
104,290	Pitney Bowes, Inc.	2,500,874
62,827	Republic Services, Inc.	2,492,975
106,022	Siemens AG	11,135,838
	TOTAL	49,113,841
	IT Services—3.6%
208,020	CA, Inc.	6,303,006
275,805	Cisco Systems, Inc.	7,271,599
245,791	Intel Corp.	8,120,934
71,940	KLA-Tencor Corp.	4,422,152
63,140	Lexmark International, Inc., Class A	2,519,917
144,750	Microsoft Corp.	5,847,900
106,504	Seagate Technology PLC	6,011,086
	TOTAL	40,496,594
	Materials—0.9%
74,648	Avery Dennison Corp.	3,901,851
67,726	Freeport-McMoRan, Inc.	1,138,474
65,762	International Paper Co.	3,463,027
16,655	LyondellBasell Industries NV, Class A	1,317,244
	TOTAL	9,820,596
	Telecommunication Services—5.8%
521,643	AT&T, Inc.	17,172,488
160,189	BCE, Inc.	7,360,685
344,428	CenturyLink, Inc.	12,802,389
223,162	Consolidated Communications Holdings, Inc.	5,195,211
1,305,073	Frontier Communications Corp.	8,763,565
275,620	Verizon Communications, Inc.	12,598,605
280,222	Windstream Holdings, Inc.	2,227,765
	TOTAL	66,120,708
	Utilities—4.5%
43,026	AGL Resources, Inc.	2,425,806
106,560	Ameren Corp.	4,825,037
77,441	Consolidated Edison, Inc.	5,365,112
45,934	Duke Energy Corp.	4,002,689
57,688	Entergy Corp.	5,048,277
134,060	Exelon Corp.	4,831,522
132,638	FirstEnergy Corp.	5,349,290
145,341	National Grid PLC, ADR	10,223,286
549,646	Northland Power, Inc.	7,396,669

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Utilities—continued
23,779		PG&E Corp.	$1,398,443
		TOTAL	50,866,131
		TOTAL COMMON STOCKS (IDENTIFIED COST $403,644,239)	454,227,473
		MUNICIPAL BONDS—50.6%
		Alabama—0.5%
$2,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 5.75%, 10/1/2030	2,352,780
700,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00%, 10/1/2040	831,166
2,000,000		Selma, AL IDB, (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/1/2035	2,259,860
		TOTAL	5,443,806
		Alaska—0.2%
2,225,000		Valdez, AK Marine Terminal, (BP PLC), Revenue Refunding Bonds (Series 2003B), 5.00%, 1/1/2021	2,602,627
		Arizona—1.2%
3,000,000	[1,2]	Phoenix, AZ IDA, (Great Heart Academies), Education Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	3,213,960
3,990,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2008A), 5.00%, 1/1/2038	4,397,020
2,380,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), 5.00%, (Citigroup, Inc. GTD), 12/1/2032	2,847,051
2,500,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), 5.00%, (Citigroup, Inc. GTD), 12/1/2037	3,019,725
		TOTAL	13,477,756
		California—4.9%
1,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 10/1/2023	1,248,040
2,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 10/1/2025	2,448,580
2,000,000	[3]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2006C-1), 0.92% TOBs (Bay Area Toll Authority, CA), Mandatory Tender 5/1/2023	2,005,280
1,500,000	[3]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A), 1.27% TOBs (Bay Area Toll Authority, CA), Mandatory Tender 4/1/2027	1,535,625
2,000,000		California Health Facilities Financing Authority, (Providence Health & Services), Revenue Bonds (Series 2014B), 5.00%, 10/1/2044	2,344,500
500,000	[1,2]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	538,500
1,500,000	[1,2]	California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	1,603,365
2,000,000		California State, School Facilities UT GO Bonds, 5.00%, 11/1/2031	2,394,280
3,000,000		California State, UT GO Bonds, 5.00%, 11/1/2022	3,359,160
2,500,000		California State, Various Purpose Refunding GO Bonds, 5.00%, 2/1/2038	2,880,150
2,500,000		California State, Various Purpose UT GO Bonds (Series 2013), 5.00%, 10/1/2022	3,123,925
1,125,000	[1,2]	California Statewide CDA, (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.25%, 11/1/2044	1,160,876
2,000,000		California Statewide CDA, (Sutter Health), Revenue Refunding Bonds (Series 2011D), 5.25%, 8/15/2031	2,343,160
3,035,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.50%, 9/1/2028	3,651,317
500,000		Corona-Norco Unified School District Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.00%, 9/1/2032	571,525
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013A), 5.75%, 1/15/2046	3,545,550
265,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.00%, 9/2/2021	315,944
2,550,000		San Diego County, CA Water Authority, Water Revenue Refunding Bonds (Series 2013A), 5.00%, 5/1/2024	3,217,896
3,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.00%, 5/1/2039	3,595,320
4,000,000		San Joaquin Hills, CA Transportation Corridor Agency, Senior Lien Toll Road Revenue Refunding Bonds (Series 2014A), 5.00%, 1/15/2050	4,349,840
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00%, 3/1/2031	2,260,120
1,000,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2014A), 5.00%, 11/1/2039	1,196,010
2,500,000		University of California (The Regents of), General Revenue Bonds (Series 2013AI), 5.00%, 5/15/2032	2,998,475
2,000,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.00%, 5/15/2031	2,356,120
		TOTAL	55,043,558

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Colorado—1.8%
$3,750,000	Colorado Health Facilities Authority, (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), 5.00%, 1/1/2044	$4,323,525
600,000	Colorado Health Facilities Authority, (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), 6.00%, 11/15/2030	675,642
1,290,000	Colorado Springs, CO Utility System, Utilities System Revenue Bonds (Series 2014A-1), 5.00%, 11/15/2044	1,542,518
1,160,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50%, (United States Treasury PRF 11/1/2018@100), 11/1/2027	1,360,668
2,475,000	Denver (City & County), CO, (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2013B), 5.00%, 11/15/2043	2,850,804
2,800,000	E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), 5.375%, 9/1/2026	3,223,752
5,000,000	University of Colorado, Tax-Exempt University Enterprise Revenue Bonds (Series 2013A), 5.00%, 6/1/2032	5,947,600
	TOTAL	19,924,509
	Delaware—0.2%
2,000,000	University of Delaware, Revenue Bonds (Series 2013A), 5.00%, 11/1/2022	2,514,040
	District of Columbia—0.8%
2,000,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.00%, 12/1/2019	2,383,660
525,000	District of Columbia, (KIPP DC), Revenue Bonds (Series 2013A), 6.00%, 7/1/2048	617,468
5,000,000	District of Columbia, UT GO Bonds (Series 2004A), 5.00%, (United States Treasury PRF 6/1/2015@100), 6/1/2025	5,080,500
1,000,000	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125%, 7/1/2032	1,161,440
	TOTAL	9,243,068
	Florida—2.6%
1,135,000	Atlantic Beach, FL Health Care Facilities, (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.00%, 11/15/2019	1,279,293
600,000	East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.45%, 5/1/2036	608,532
540,000	Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.00%, (National Public Finance Guarantee Corporation INS), 5/1/2027	551,626
2,460,000	Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.00%, (United States Treasury PRF 5/1/2015@101), 5/1/2027	2,514,907
665,000	Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2021	806,539
1,000,000	Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2029	1,168,140
1,250,000	Jacksonville, FL Sales Tax, Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2029	1,460,175
1,750,000	Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2029	1,994,107
1,750,000	Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue Refunding Bonds (Series 2014), 5.00%, 11/15/2039	1,992,392
1,000,000	Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2014B), 5.00%, 10/1/2037	1,175,010
1,100,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00%, (AGM INS), 10/1/2023	1,248,258
2,000,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2027	2,327,840
1,000,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2028	1,158,060
3,215,000	Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	3,690,466
1,400,000	Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2030	1,699,068
1,600,000	Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2032	1,945,888
335,000	Palm Beach County, FL Health Facilities Authority, (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.25%, 6/1/2034	386,165
1,430,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,434,018
1,500,000	Volusia County, FL Education Facility Authority, (Embry-Riddle Aeronautical University, Inc.), Educational Facilities Revenue Refunding Bonds (Series 2005), 5.00%, (Radian Asset Assurance, Inc. INS), 10/15/2025	1,526,085
445,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	453,580
	TOTAL	29,420,149
	Georgia—1.5%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625%, 1/1/2028	5,846,650
1,000,000	Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2033	1,178,610

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$3,000,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.25%, 11/1/2034	$3,612,960
615,000		Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.60%, 1/1/2030	626,531
1,500,000		DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta, Inc.), RACs (Series 2009), 5.00%, 11/15/2024	1,737,705
4,000,000		Fulton County, GA Development Authority, (Piedmont Healthcare, Inc.), Revenue Bonds (Series 2014A), 5.00%, 7/1/2044	4,525,840
		TOTAL	17,528,296
		Guam—0.1%
565,000		Guam Government LO (Section 30), Bonds (Series 2009A), 5.625%, 12/1/2029	631,009
500,000		Guam Power Authority, Revenue Bonds (Series 2012A), 5.00%, 10/1/2034	569,140
		TOTAL	1,200,149
		Hawaii—0.1%
1,250,000		Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.50%, 7/1/2039	1,462,800
		Idaho—0.2%
2,000,000		Idaho Health Facilities Authority, (Terraces of Boise), Revenue Bonds (Series 2013A), 7.75%, 10/1/2034	2,169,660
		Illinois—2.9%
2,000,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2035	2,300,820
2,000,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2036	2,300,820
1,180,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.25%, (National Public Finance Guarantee Corporation INS), 1/1/2026	1,232,239
1,000,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75%, 1/1/2039	1,183,210
1,500,000		Chicago, IL Wastewater Transmission, Second Lien Revenue Project Bonds (Series 2014), 5.00%, 1/1/2039	1,709,280
1,390,000		Chicago, IL, UT GO Bonds (Project Series 2011A), 5.25%, 1/1/2035	1,482,240
415,000		DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	419,225
1,000,000		Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 2/15/2037	1,000,270
875,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.00%, 5/15/2025	882,753
625,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.00%, 5/15/2037	626,931
1,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.00%, 1/1/2038	1,160,570
2,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.00%, 1/1/2039	2,317,740
1,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Refunding Bonds (Series 2014A), 5.00%, 12/1/2022	1,237,120
775,000		Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2024	845,758
1,500,000		Illinois State, UT GO Bonds (Series 2013A), 5.00%, 4/1/2035	1,624,230
2,950,000		Illinois State, UT GO Bonds (Series June 2013), 5.50%, 7/1/2038	3,356,185
1,265,000		Illinois State, UT GO Bonds (Series of May 2014), 5.00%, 5/1/2033	1,388,628
1,230,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	1,381,659
1,500,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	1,669,845
2,200,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.00%, 6/1/2028	2,634,742
2,000,000		University of Illinois, Auxiliary Facilities System Revenue Bonds (Series 2011A), 5.50%, 4/1/2031	2,348,480
		TOTAL	33,102,745
		Indiana—1.7%
2,500,000		Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.25%, (United States Treasury PRF 11/15/2015@100), 11/15/2035	2,595,125
2,750,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25%, 1/1/2034	3,272,610
765,000		Indiana State Finance Authority Hospital Revenue, (Indiana University Health Obligated Group), Hospital Revenue Refunding Bonds (Series 2014A), 5.00%, 12/1/2029	927,119
1,415,000		Indiana State Finance Authority, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.00%, 10/1/2021	1,718,914
1,415,000		Indiana State Finance Authority, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.00%, 10/1/2029	1,658,295
4,000,000		Indiana State Finance Authority, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.00%, 10/1/2039	4,677,960
1,095,000		Indiana State Finance Authority, (Ohio Valley Electric Corp.), Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00%, 6/1/2032	1,193,747
2,128,470	[4,5]	St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 2/15/2034	175,343

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Indiana—continued
$2,500,000	Whiting, IN Environmental Facilities, (BP PLC), Revenue Bonds (Series 2009), 5.25%, 1/1/2021	$2,959,075
	TOTAL	19,178,188
	Iowa—0.3%
600,300	Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014A), 2.70%, 11/15/2046	243,872
112,608	Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.00%, 5/15/2056	112
1,500,000	Iowa Finance Authority, (Iowa Fertilizer Co.), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50%, 12/1/2022	1,595,655
2,000,000	Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.375%, 6/1/2038	1,775,220
	TOTAL	3,614,859
	Kansas—0.8%
2,605,000	Kansas State Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2009D), 5.00%, 11/15/2029	2,852,475
5,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.00%, 9/1/2044	5,787,000
	TOTAL	8,639,475
	Kentucky—0.8%
2,000,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), 6.00%, 7/1/2053	2,374,400
1,500,000	Kentucky Turnpike Authority, Economic Development Road Revenue & Revenue Refunding Bonds (Series 2011A), 5.00%, 7/1/2019	1,763,730
4,145,000	Louisville & Jefferson County, KY Metropolitan Government, (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.00%, 12/1/2035	4,666,731
	TOTAL	8,804,861
	Louisiana—1.3%
1,000,000	Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2030	1,174,630
750,000	Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.00%, 7/1/2036	857,257
2,000,000	Louisiana State Citizens Property Insurance Corp., Revenue Refunding Bonds (Series 2012), 5.00%, 6/1/2024	2,362,940
4,660,000	Louisiana State Gas & Fuels Second Lien, Revenue Bonds (Series 2010B), 5.00%, 5/1/2045	5,326,194
470,000	St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	516,577
1,000,000	Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset Backed Revenue Bonds (Series 2013A), 5.00%, 5/15/2021	1,182,010
2,440,000	Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.25%, 5/15/2033	2,753,589
	TOTAL	14,173,197
	Maine—0.1%
900,000	Maine Health & Higher Educational Facilities Authority, (Maine General Medical Center), Revenue Bonds (Series 2011), 6.75%, 7/1/2041	1,038,870
	Maryland—0.2%
530,000	Maryland State EDC, (CONSOL Energy, Inc.), Port Facilities Revenue Refunding Bonds (Series 2010), 5.75%, 9/1/2025	596,223
925,000	Maryland State EDC, (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), 5.75%, 6/1/2035	1,009,462
500,000	Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.00%, (United States Treasury PRF 5/1/2015@100), 5/1/2035	507,185
600,000	Westminster, MD, (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.00%, 7/1/2034	642,282
	TOTAL	2,755,152
	Massachusetts—0.3%
3,195,000	Massachusetts HEFA, (Northeastern University), Revenue Bonds (Series 2010A), 5.00%, 10/1/2025	3,762,464
	Michigan—1.8%
4,000,000	Michigan Finance Authority, (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.00%, 7/1/2039	4,460,800
1,150,000	Michigan State Finance Authority Revenue, Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (Detroit, MI Water Supply System)/(AGM INS), 7/1/2037	1,306,147
2,500,000	Michigan State Hospital Finance Authority, (Henry Ford Health System, MI), Revenue Refunding Bonds (Series 2006A), 5.25%, 11/15/2032	2,628,625
1,000,000	Michigan Strategic Fund, (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.25%, 10/15/2026	1,185,620

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$4,000,000		Royal Oak, MI Hospital Finance Authority, (William Beaumont Hospital, MI), Revenue Refunding Bonds (Series 2014D), 5.00%, 9/1/2039	$4,604,560
1,500,000		Saginaw, MI Hospital Finance Authority, (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), 5.00%, 7/1/2030	1,691,370
1,000,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2021	1,195,810
2,700,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2037	3,036,366
		TOTAL	20,109,298
		Minnesota—0.5%
1,000,000		Baytown Township, MN, (St. Croix Preparatory Academy), Lease Revenue Bonds (Series 2008A), 7.00%, 8/1/2038	1,051,500
3,000,000		Minnesota State, Various Purpose Revenue Refunding UT GO Bonds (Series 2013F), 5.00%, 10/1/2021	3,709,020
600,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), 5.00%, 1/1/2040	708,726
		TOTAL	5,469,246
		Mississippi—0.3%
3,000,000		Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.80%, 4/1/2022	3,859,980
		Missouri—0.3%
2,500,000		Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.00%, 1/1/2044	2,927,100
		Nebraska—0.9%
3,000,000		Central Plains Energy Project, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.00%, (Goldman Sachs & Co. GTD), 9/1/2042	3,337,590
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Series 2012), 5.00%, (Goldman Sachs & Co. GTD), 9/1/2032	3,382,620
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.00%, 1/1/2037	2,289,880
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.00%, 1/1/2038	1,143,580
		TOTAL	10,153,670
		Nevada—0.7%
3,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2014A-2), 5.00%, 7/1/2035	3,483,750
455,000		Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005), 5.00%, 8/1/2025	403,376
3,000,000		Nevada State, Capital Improvement & Cultural LT GO Bonds (Series 2013D-1), 5.00%, 3/1/2022	3,683,820
		TOTAL	7,570,946
		New Jersey—1.4%
2,000,000	[3]	New Jersey EDA, (New Jersey State), School Facilities Construction Refunding SIFMA Index Notes (Series 2013I), 1.57%, 9/1/2027	1,995,820
2,000,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00%, 6/15/2020	2,298,180
600,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00%, 6/15/2023	698,052
1,400,000		New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), Revenue Bonds (Series 2014A), 5.00%, 7/1/2039	1,610,882
2,315,000		New Jersey State EDA, (Rutgers, The State University of New Jersey), GO Lease Revenue Bonds (Series 2013), 5.00%, 6/15/2032	2,757,535
1,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation Program Bonds (Series 2012AA), 5.00%, 6/15/2022	1,155,680
1,200,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2011A), 6.00%, 6/15/2035	1,474,488
3,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2014A), 5.00%, 1/1/2034	3,526,770
500,000		Rutgers, The State University of New Jersey, GO Refunding Bonds (Series 2013J), 5.00%, 5/1/2021	607,860
		TOTAL	16,125,267
		New Mexico—0.0%
500,000	[1,2]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023	500,035
		New York—5.4%
2,000,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375%, 7/15/2043	2,422,640
2,000,000		Erie County, NY IDA, (Buffalo, NY City School District), School Facility Revenue Refunding Bonds (Series 2011B), 5.00%, 5/1/2020	2,378,660
2,700,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	3,174,417
3,305,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Revenue Bonds (Series 2013C), 5.00%, 11/15/2042	3,810,500
1,000,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2014B), 5.25%, 11/15/2039	1,196,470

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$4,000,000		New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS), 2.142%, 3/1/2021	$3,939,360
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Fiscal 2015 Series EE), 5.00%, 6/15/2036	3,579,000
2,100,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2015A), 5.00%, 8/1/2036	2,502,444
5,000,000		New York City, NY, UT GO Bonds (Series 2009E-1), 5.25%, 10/15/2017	5,607,700
2,500,000	[1,2]	New York Liberty Development Corporation, (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	2,673,575
2,500,000		New York Liberty Development Corporation, (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.75%, 11/15/2051	2,983,850
5,000,000		New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose Revenue Refunding Bonds (Series 2012A), 5.00%, 12/15/2028	6,063,800
1,250,000		New York State Thruway Authority, (New York State Thruway Authority), General Revenue Bonds (Series 2012I), 5.00%, 1/1/2037	1,437,987
4,020,000		New York State Thruway Authority, (New York State Thruway Authority), General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00%, 5/1/2019	4,647,884
2,000,000		New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	2,387,360
2,685,000		Rockland County, NY, Public Improvement LT GO Bonds (Series 2014C), 3.00%, (AGM INS), 5/1/2018	2,834,313
7,000,000		Sales Tax Asset Receivable Corp., NY, (New York State), Sales Tax Asset Revenue Bonds (Fiscal 2015 Series A), 5.00%, 10/15/2020	8,544,480
505,000		Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2013B), 5.00%, 6/1/2022	552,490
		TOTAL	60,736,930
		North Carolina—0.8%
5,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), Health Care Revenue & Refunding Revenue Bonds (Series 2012A), 5.00%, 1/15/2043	5,657,250
2,000,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.65%, 10/1/2025	2,018,280
1,535,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.25%, 1/1/2020	1,713,275
		TOTAL	9,388,805
		Ohio—2.4%
2,050,000		American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2008A), 5.00%, (United States Treasury COL), 2/15/2016	2,151,516
800,000		American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2008A), 5.00%, 2/15/2016	838,816
2,750,000		American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.25%, 2/15/2033	3,218,050
1,680,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	1,546,759
1,000,000		Cleveland, OH Airport System, Revenue Bonds (Series 2012A), 5.00%, 1/1/2031	1,105,680
2,335,000		JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.00%, 1/1/2038	2,690,387
1,000,000		Lorain County, OH Port Authority, (United States Steel Corp.), Recovery Zone Facility Revenue Bonds (Series 2010), 6.75%, 12/1/2040	1,119,720
1,000,000		Lucas County, OH, (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), 6.00%, 11/15/2041	1,227,850
2,060,000		Muskingum County, OH, (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.00%, 2/15/2027	2,222,472
2,545,000		Ohio State Air Quality Development Authority, (FirstEnergy Solutions Corp.), Revenue Bonds (Series 2009A), 5.70%, 8/1/2020	2,974,087
3,500,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.00%, 2/15/2048	4,015,515
1,200,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.25%, 2/15/2030	1,440,972
345,000		Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.25%, 12/1/2023	349,037
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.45%, 12/15/2021	510,956
1,500,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.00%, 6/1/2039	1,769,550
		TOTAL	27,181,367
		Oklahoma—0.1%
1,000,000		Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), 7.25%, 11/1/2045	1,116,390
		Pennsylvania—2.0%
1,300,000		Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Revenue Refunding Bonds (Series 2005), 5.50%, 11/1/2016	1,365,351
2,785,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	3,089,930

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,000,000		Chester County, PA IDA, (Collegium Charter School), Revenue Bonds (Series 2012A), 5.25%, 10/15/2032	$1,030,580
1,250,000		Commonwealth Financing Authority of PA, (Commonwealth of Pennsylvania), Revenue Bonds (Series 2013A-2), 5.00%, 6/1/2030	1,448,250
2,120,000		Montgomery County, PA Higher Education & Health Authority Hospital, (Dickinson College), Revenue Bonds (Series 2006FF1), 5.00%, (CIFG Assurance NA INS), 5/1/2028	2,229,201
1,000,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.25%, 8/15/2024	1,106,610
2,500,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.50%, 8/15/2035	2,766,100
2,055,000		Pennsylvania State Turnpike Commission, Revenue Bonds (Series 2013C), 5.00%, 12/1/2043	2,390,931
2,140,000	[3]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 1.29%, 12/1/2020	2,190,675
500,000		Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	511,245
1,110,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625%, 7/1/2042	1,198,878
3,000,000		Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, 11/1/2027	3,562,680
		TOTAL	22,890,431
		Puerto Rico—0.4%
3,665,000		Commonwealth of Puerto Rico, GO Bonds (Series 2014A), 8.00%, 7/1/2035	3,064,746
3,000,000		Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, 7/1/2033	1,537,500
		TOTAL	4,602,246
		South Carolina—0.4%
3,000,000		Greenville, SC Health System, Hospital Revenue Bonds (Series 2014B), 5.00%, 5/1/2039	3,452,730
1,305,000		Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.45%, 12/1/2037	1,320,569
		TOTAL	4,773,299
		South Dakota—0.1%
1,000,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2023	1,200,730
		Tennessee—0.9%
6,000,000		Rutherford County, TN Health and Educational Facilities Board, (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012C), 5.00%, 11/15/2047	6,823,200
1,280,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25%, (Goldman Sachs & Co. GTD), 9/1/2023	1,533,069
2,000,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2013A), 5.00%, 11/1/2029	2,395,500
		TOTAL	10,751,769
		Texas—5.8%
2,065,000		Bexar County, HFDC, (Army Retirement Residence Foundation), Revenue Refunding Bonds (Series 2007), 5.00%, 7/1/2033	2,116,893
2,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25%, 1/1/2046	2,356,020
1,080,000		Clifton Higher Education Finance Corporation, TX, (Idea Public Schools), 6.00%, 8/15/2033	1,319,792
500,000		Clifton Higher Education Finance Corporation, TX, (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.00%, 8/15/2042	546,210
1,000,000		Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2013), 5.00%, 10/1/2031	1,203,240
1,355,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding & Improvement Bonds (Series 2012C), 5.00%, 11/1/2020	1,627,802
5,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2035	5,738,550
750,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), 5.25%, 9/1/2044	812,820
5,000,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	5,803,300
3,570,000		Harris County, TX Cultural Education Facilities Finance Corp., (Methodist Hospital, Harris County, TX), Revenue Bonds (Series 2008B), 5.25%, 12/1/2016	3,876,770
3,000,000		Harris County-Houston, TX Sports Authority, Senior Lien Revenue Refunding Bonds (Series 2014A), 5.00%, 11/15/2053	3,404,280
2,000,000		Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2014D), 5.00%, 11/15/2044	2,391,500
265,000		Houston, TX Higher Education Finance Corp., (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), 6.875%, 5/15/2041	336,696
1,965,000		Leander, TX ISD, UT GO Refunding Bonds (Series 2013A), 5.00%, (PSFG GTD), 8/15/2031	2,364,151
1,665,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2038	1,835,796

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$3,000,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2014B), 5.00%, 1/1/2031	$3,489,390
835,000		Red River, TX HFDC, (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), 7.50%, 11/15/2034	962,780
2,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 5/15/2037	2,035,960
3,000,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue Bonds (Series 2008D), 6.25%, (Bank of America Corp. GTD), 12/15/2026	3,832,890
2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.25%, (Bank of America Corp. GTD), 12/15/2026	3,607,338
1,690,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30%, 7/1/2034	1,810,632
4,000,000		Texas State Public Finance Authority, (Texas State), GO Refunding Bonds (Series 2014A), 5.00%, 10/1/2020	4,856,880
2,500,000		Texas State Public Finance Authority, (Texas State), GO Refunding Bonds (Series 2014A), 5.00%, 10/1/2021	3,084,125
3,870,000		Texas State Transportation Commission, (Central Texas Turnpike System), First Tier Revenue Refunding Bonds (Series 2012-A), 5.00%, 8/15/2041	4,363,851
1,605,000		Texas State Transportation Commission, (Central Texas Turnpike System), Second Tier Revenue Refunding Bonds (Series 2015-C), 5.00%, 8/15/2042	1,823,954
		TOTAL	65,601,620
		Virginia—1.0%
4,000,000		Fairfax County, VA IDA, (Inova Health System), Health Care Revenue Bonds (Series 2014A), 5.00%, 5/15/2044	4,715,400
2,035,000		Route 460 Funding Corporation of Virginia, Toll Road Senior Lien Revenue Bonds (Series 2012), 5.00%, 7/1/2052	2,189,741
4,485,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, (United States Treasury PRF 6/1/2015@100), 6/1/2037	4,565,820
		TOTAL	11,470,961
		Washington—2.0%
4,000,000		Port of Seattle, WA, LT GO Refunding Bonds (Series 2013A), 5.00%, 11/1/2021	4,935,720
3,650,000		Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.00%, (AGM INS), 12/1/2030	4,070,991
615,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	696,346
4,000,000		University of Washington, General Revenue Refunding Bonds (Series 2015B), 5.00%, 6/1/2037	4,852,960
2,000,000	[1,2]	Washington State Housing Finance Commission, (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.375%, 1/1/2044	2,245,700
4,950,000		Washington State, Motor Vehicle Fuel Tax UT GO Refunding Bonds (Series R-2015D), 5.00%, 7/1/2019	5,822,636
		TOTAL	22,624,353
		West Virginia—0.1%
1,000,000		Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 6/1/2034	1,010,240
		Wisconsin—0.7%
2,450,000		Wisconsin HEFA, Revenue Refunding Bonds (Series 2014A), 5.00% (Hospital Sisters Services, Inc.), 11/15/2029	2,934,243
4,665,000		Wisconsin State General Fund Appropriation, (Wisconsin State), Revenue Bonds (Series 2009A), 5.75%, 5/1/2033	5,506,379
		TOTAL	8,440,622
		Wyoming—0.1%
1,250,000		Laramie County, WY, (Cheyenne Regional Medical Center), Hospital Revenue Bonds (Series 2012), 5.00%, 5/1/2037	1,393,775
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $537,765,944)	574,999,309
		SHORT-TERM MUNICIPALS—7.9%[6]
		Connecticut—0.6%
7,200,000		Connecticut State HEFA, (Series V-2) Daily VRDNs (Yale University), 0.01%, 2/2/2015	7,200,000
		Florida—0.5%
4,000,000		Putnam County, FL Development Authority, (PCR: Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.03%, 2/2/2015	4,000,000
1,800,000		St. Lucie County, FL PCRBs, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.04%, 2/2/2015	1,800,000
		TOTAL	5,800,000
		Louisiana—0.9%
10,500,000		Louisiana Public Facilities Authority, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.01%, 2/2/2015	10,500,000

Shares or Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[6]
	Michigan—0.1%
$1,100,000	Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health), (Wells Fargo Bank, N.A. LIQ), 0.01%, 2/4/2015	$1,100,000
	New York—2.3%
2,700,000	Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.02%, 2/4/2015	2,700,000
5,000,000	New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.04%, 2/2/2015	5,000,000
1,050,000	New York City, NY TFA, (Fiscal 1998 Series C) Daily VRDNs, (Morgan Stanley Bank, N.A. LOC), 0.02%, 2/2/2015	1,050,000
3,950,000	New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2013C-4) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.03%, 2/2/2015	3,950,000
5,000,000	New York City, NY, (Fiscal 2006 Series I-4) Daily VRDNs, (CALPERS (California Public Employees Retirement System) LOC), 0.02%, 2/2/2015	5,000,000
8,000,000	New York City, NY, (Series 2013D-3) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.03%, 2/2/2015	8,000,000
	TOTAL	25,700,000
	North Carolina—0.6%
7,195,000	Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007B) Daily VRDNs (Carolinas HealthCare System), (JPMorgan Chase Bank, N.A. LIQ), 0.02%, 2/2/2015	7,195,000
	Ohio—0.3%
3,500,000	Allen County, OH, (Series 2010C) Daily VRDNs (Catholic Healthcare Partners), (Union Bank, N.A. LOC), 0.02%, 2/2/2015	3,500,000
	Pennsylvania—0.7%
900,000	Luzerne County, PA, (Series A of 2006) Weekly VRDNs, (AGM INS, JPMorgan Chase Bank, N.A. LIQ), 0.65%, 2/5/2015	900,000
1,400,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia), (Wells Fargo Bank, N.A. LIQ), 0.03%, 2/2/2015	1,400,000
5,200,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/(Wells Fargo Bank, N.A. LIQ), 0.03%, 2/2/2015	5,200,000
	TOTAL	7,500,000
	Texas—0.8%
2,500,000	Harris County, TX HFDC, (Subseries 2008A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.03%, 2/2/2015	2,500,000
5,990,000	Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.03%, 2/2/2015	5,990,000
	TOTAL	8,490,000
	Utah—1.1%
12,300,000	Murray City, Utah Hospital Revenue, (Series 2005A) Daily VRDNs (IHC Health Services, Inc.), (JPMorgan Chase Bank, N.A. LIQ), 0.03%, 2/2/2015	12,300,000
	TOTAL SHORT-TERM MUNICIPALS—7.9% (AT AMORTIZED COST)	89,285,000
	TOTAL INVESTMENTS—98.5% (IDENTIFIED COST $1,030,695,183)[7]	1,118,511,782
	OTHER ASSETS AND LIABILITIES - NET—1.5%[8]	16,640,866
	TOTAL NET ASSETS—100%	$1,135,152,648
At January 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
United States Treasury Short Futures	410	$53,658,750	March 2015	$(2,025,298)
At January 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation
Contracts Sold:
2/2/2015	BNYMellon	29,116 CAD	$22,993	$79
The average notional value of futures contracts held by the Fund throughout the period was $51,967,500. This is based on amounts held as of each month-end throughout the three-month fiscal period.

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $0 and $37, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
At January 31, 2015, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2015, these restricted securities amounted to $11,936,011, which represented 1.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2015, these liquid restricted securities amounted to $11,936,011, which represented 1.1% of total net assets.
3	Floating rate notes with current rate and maturity or tender date shown.
4	Non-income-producing security.
5	Security in default.
6	Current rate and next reset date shown for Variable Rate Demand Notes.
7	At January 31, 2015, the cost of investments for federal tax purposes was $1,030,569,271. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S dollars of assets and liabilities other than investments in securities; (b) futures contracts; and (c) outstanding foreign currency commitments was $87,942,511. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $ 106,312,880 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,370,369.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$330,771,757	$—	$—	$330,771,757
International	112,319,878	11,135,838	—	123,455,716
Debt Securities:
Municipal Bonds	—	574,999,309	—	574,999,309
Short-Term Municipals	—	89,285,000	—	89,285,000
TOTAL SECURITIES	$443,091,635	$675,420,147	$—	$1,118,511,782
OTHER FINANCIAL INSTRUMENTS*	$(2,025,219)	$—	$—	$(2,025,219)
*	Other financial instruments include futures contracts and foreign exchange contracts.

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDRBs	—Economic Development Revenue Bonds
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDFA	—Industrial Development Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
RACs	—Revenue Anticipation Certificates
SID	—Special Improvement District
SIFMA	—Securities Industry and Financial Markets Association
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 19, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 19, 2015